Goodwill and Other Intangible Assets, Net - Schedule of Intangible Assets with Finite Useful Lives (Details) - Other Intangible Asset [Member] - USD ($) $ in Thousands	Mar. 29, 2026	Dec. 28, 2025		Dec. 29, 2024
Schedule of Intangible Assets with Finite Useful Lives [Line Items]
Gross Carrying Amount	$ 61,565	$ 57,694	[1]	$ 18,100	[1]
Accumulated Amortization	(9,749)	(6,880)		(715)
Net Book Value	51,816	50,814		17,385
Customer related intangibles [Member]
Schedule of Intangible Assets with Finite Useful Lives [Line Items]
Gross Carrying Amount	35,100	34,000	[1]
Accumulated Amortization	(4,948)	(3,198)
Net Book Value	30,152	30,802
Trademarks [Member]
Schedule of Intangible Assets with Finite Useful Lives [Line Items]
Gross Carrying Amount	20,394	18,394	[1]	13,600	[1]
Accumulated Amortization	(2,351)	(1,707)		(340)
Net Book Value	18,043	16,687		13,260
Developed technology [Member]
Schedule of Intangible Assets with Finite Useful Lives [Line Items]
Gross Carrying Amount	5,300	5,300	[1]	4,500	[1]
Accumulated Amortization	(2,450)	(1,975)		(375)
Net Book Value	2,850	$ 3,325		$ 4,125
Lease intangible asset [Member]
Schedule of Intangible Assets with Finite Useful Lives [Line Items]
Gross Carrying Amount	771
Accumulated Amortization
Net Book Value	$ 771

[1]	The gross carrying amounts as of December 28, 2025 reflect the final allocation of the purchase consideration in connection with the SunPower Businesses. The gross carrying amounts as of December 29, 2024 were provisional amounts. As a result of the measurement period adjustment to the intangible assets of the SunPower Businesses, amortization expense was $1.4 million lower in the fiscal year ended December 28, 2025.